Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Certificates maturities
Amount, Total certificates	$ 188,590	$ 297,210
Weighted Average Rate, Total certificates	1.08%	1.60%
1-6 months [Member]
Certificates maturities
Amount, Total certificates	73,451	100,513
Weighted Average Rate, Total certificates	1.10%	1.78%
7-12 months [Member]
Certificates maturities
Amount, Total certificates	48,782	87,031
Weighted Average Rate, Total certificates	0.88%	1.70%
13-36 months [Member]
Certificates maturities
Amount, Total certificates	60,498	103,791
Weighted Average Rate, Total certificates	1.16%	1.33%
Over 36 months [Member]
Certificates maturities
Amount, Total certificates	$ 5,859	$ 5,875
Weighted Average Rate, Total certificates	1.55%	2.05%